Combined Statements of Equity - USD ($) $ in Millions	Total	Net Investment from Parent	Accumulated Other Comprehensive Loss
Beginning balance at Dec. 29, 2019	$ 21,721	$ 26,138	$ (4,417)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(879)	(879)
Other comprehensive income	845		845
Net transfers to (from) the parent	(3,331)	(3,331)
Ending balance at Jan. 03, 2021	18,356	21,928	(3,572)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	2,031	2,031
Other comprehensive income	(901)		(901)
Net transfers to (from) the parent	913	913
Ending balance at Jan. 02, 2022	20,399	24,872	(4,473)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	528	528	0
Other comprehensive income	(281)	0	(281)
Net transfers to (from) the parent	(181)	(181)	0
Ending balance at Apr. 03, 2022	20,465	25,219	(4,754)
Beginning balance at Jan. 02, 2022	20,399	24,872	(4,473)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	2,087	2,087
Other comprehensive income	(980)		(980)
Net transfers to (from) the parent	(1,485)	(1,485)
Ending balance at Jan. 01, 2023	20,021	25,474	(5,453)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	330	330	0
Other comprehensive income	214	0	214
Net transfers to (from) the parent	(283)	(283)	0
Ending balance at Apr. 02, 2023	$ 20,282	$ 25,521	$ (5,239)